Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Harbor ETF Trust
Entity Central Index Key		0001860434
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000252180
Shareholder Report [Line Items]
Fund Name		Harbor Active Small Cap ETF
Trading Symbol		Ticker: SMLL
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Active Small Cap ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Active Small Cap ETF	$82	0.80%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Byron Place Capital Management, LLC

Performance Summary

The Fund returned 3.96% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period.

Top contributors to relative performance included:

• Security selection in the Health Care and Consumer Cyclicals sectors.

• Positions in Doximity, Inc. and Janus International Group, Inc.

Top detractors from relative performance included:

• Security selection in the Technology sector and underexposure to high-performing quantum computing and artificial intelligence enabling securities.

• Positions in WillScot Holdings Corp. and Morningstar, Inc.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2000® Index
Jul-24	$10,000	$10,000	$10,000
Aug-24	$10,128	$10,102	$10,135
Sep-24	$10,449	$10,318	$10,206
Oct-24	$10,296	$10,225	$10,059
Nov-24	$11,751	$10,825	$11,162
Dec-24	$11,161	$10,567	$10,240
Jan-25	$11,740	$10,861	$10,509
Feb-25	$11,494	$10,719	$9,946
Mar-25	$10,555	$10,115	$9,269
Apr-25	$10,068	$10,047	$9,055
May-25	$10,668	$10,679	$9,539
Jun-25	$10,909	$11,222	$10,057
Jul-25	$10,919	$11,474	$10,232
Aug-25	$11,366	$11,707	$10,963
Sep-25	$10,935	$12,134	$11,304
Oct-25	$10,704	$12,418	$11,508

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 08/28/2024
Harbor Active Small Cap ETF (Based on Net Asset Value)	3.96%	5.94%
S&P 500 Index	21.45%	20.18%
Russell 2000® Index	14.41%	12.67%

Performance Inception Date		Aug. 28, 2024
AssetsNet		$ 21,902,000
Holdings Count | Holding		48
Advisory Fees Paid, Amount		$ 131,000
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$21,902
Number of Investments	48
Total Net Advisory Fees Paid (in thousands)	$131
Portfolio Turnover Rate	47%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	37.1%
Financials	23.1%
Consumer Discretionary	8.7%
Health Care	7.6%
Energy	6.5%
Real Estate	5.8%
Materials	5.2%
Information Technology	3.6%
Consumer Staples	2.4%

C000262068
Shareholder Report [Line Items]
Fund Name		Harbor Alpha Layering ETF (Consolidated)
Trading Symbol		Ticker: HOLD
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Alpha Layering ETF (Consolidated) ("Fund") for the period of August 13, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Alpha Layering ETF (Consolidated)	$16	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 16
Expense Ratio, Percent		0.69%
AssetsNet		$ 4,142,000
Holdings Count | Holding		25
Advisory Fees Paid, Amount		$ 6,000
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$4,142
Number of Investments (includes derivatives)	25
Total Net Advisory Fees Paid (in thousands)	$6
Portfolio Turnover Rate	20%

Holdings [Text Block]

Investment Allocation (% of Investments)

(excludes derivatives)

Equity Funds	100.0%

Risk AllocationFootnote Reference* (% of Notional Value)

U.S. Treasury Notes & Bonds	132.2%
Commodities (Precious Metals)	12.9%
Domestic Equity Index	12.8%
International Equity Index	8.2%
Commodities (Energy)	(5.3%)
Foreign Currency	(60.8%)
Footnote	Description
Footnote*	Based on the net notional value of the futures contracts

C000252172
Shareholder Report [Line Items]
Fund Name		Harbor AlphaEdge™ Large Cap Value ETF
Trading Symbol		Ticker: VLLU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor AlphaEdge™ Large Cap Value ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor AlphaEdge™ Large Cap Value ETF	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 11.67% for the year ended October 31, 2025, while the Russell 1000® Value Index returned 11.15% during the same period. The Fund seeks to track the performance of the Harbor AlphaEdge Large Cap Value Index, which returned 11.98% during the same period.

Top contributors to relative performance compared to the Russell 1000® Value Index included:

• Fund's exposure within the Health Care, Utilities, and Financials sectors along with underweight exposure to the Health Care and Real Estate sectors and overweight exposure to the Communication Services sector.

• Positions in Gilead Sciences, Inc., Cencora, Inc., HCA Healthcare, Inc., NRG Energy, Inc., Discover Financial Services, Bank of New York Mellon, and American Express Co. along with an underweight position in UnitedHealth Group, Inc.

Top detractors from relative performance compared to the Russell 1000® Value Index included:

• Fund's exposure within the Communication Services, Consumer Staples, and Consumer Discretionary sectors and underweight exposure to the Industrials sector.

• Positions in Comcast Corp., Walt Disney Co., Target Corp., Cal-Maine Foods, Inc., Best Buy Co., Inc., H&R Block, Inc., and Matson, Inc., and lack of exposure to Warner Bros. Discovery, Inc. and Walmart, Inc.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Harbor AlphaEdge Large Cap Value Index	Russell 1000® Value Index
Aug-24	$10,000	$10,000	$10,000	$10,000
Sep-24	$10,257	$10,450	$10,253	$10,267
Oct-24	$10,193	$10,355	$10,190	$10,154
Nov-24	$10,914	$10,963	$10,916	$10,803
Dec-24	$10,165	$10,701	$10,169	$10,064
Jan-25	$10,579	$10,999	$10,588	$10,530
Feb-25	$10,614	$10,856	$10,619	$10,572
Mar-25	$10,265	$10,244	$10,272	$10,279
Apr-25	$10,045	$10,175	$10,049	$9,966
May-25	$10,464	$10,815	$10,471	$10,315
Jun-25	$10,829	$11,365	$10,846	$10,668
Jul-25	$10,848	$11,620	$10,870	$10,729
Aug-25	$11,292	$11,856	$11,319	$11,071
Sep-25	$11,392	$12,288	$11,419	$11,237
Oct-25	$11,382	$12,576	$11,411	$11,286

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 09/04/2024
Harbor AlphaEdge™ Large Cap Value ETF (Based on Net Asset Value)	11.67%	11.82%
S&P 500 Index	21.45%	21.87%
Harbor AlphaEdge Large Cap Value Index	11.98%	12.06%
Russell 1000® Value Index	11.15%	11.01%

Performance Inception Date		Sep. 04, 2024
AssetsNet		$ 5,134,000
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 7,000
InvestmentCompanyPortfolioTurnover		105.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$5,134
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$7
Portfolio Turnover Rate	105%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	30.3%
Communication Services	13.1%
Information Technology	12.3%
Health Care	10.8%
Consumer Staples	8.6%
Energy	7.8%
Consumer Discretionary	7.4%
Industrials	5.9%
Materials	2.3%
Utilities	1.5%

C000252171
Shareholder Report [Line Items]
Fund Name		Harbor AlphaEdge™ Next Generation REITs ETF
Trading Symbol		Ticker: AREA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor AlphaEdge™ Next Generation REITs ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor AlphaEdge™ Next Generation REITs ETF	$48	0.50%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned -8.23% for the year ended October 31, 2025, while the FTSE NAREIT All Equity REITs Total Return Index returned -2.61% during the same period. The Fund seeks to track the performance of the Harbor AlphaEdge Next Generation REIT Index, which returned -7.74% during the same period.

Top contributors to relative performance compared to the FTSE NAREIT All Equity REITs Total Return Index included:

• Fund's exposure within the Hotel & Resort REITs industry, along with beneficial overweight exposure to Health Care REITs and underweight exposure to Residential REITs.

• Position in Host Hotels & Resorts, Inc.

Top detractors from relative performance compared to the FTSE NAREIT All Equity REITs Total Return Index included:

• Fund's exposure within Specialized REITs and Health Care REITs, overweight exposure to Specialized REITs and Hotel and Resort REITs and lack of exposure to Industrial REITs and Retail REITs.

• Positions in Weyerhaeuser Co., Rayonier, Inc., CubeSmart, SBA Communications Corp., Apple Hospitality REIT, Inc., and Park Hotels & Resorts, Inc., and lack of exposure to Prologis, Inc. and Simon Property Group LP.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Harbor AlphaEdge Next Generation REIT Index	FTSE NAREIT All Equity REITs Total Return Index
Aug-24	$10,000	$10,000	$10,000	$10,000
Sep-24	$10,449	$10,450	$10,452	$10,283
Oct-24	$10,005	$10,355	$10,013	$9,912
Nov-24	$10,259	$10,963	$10,273	$10,266
Dec-24	$9,385	$10,701	$9,397	$9,445
Jan-25	$9,400	$10,999	$9,418	$9,542
Feb-25	$9,573	$10,856	$9,594	$9,939
Mar-25	$9,436	$10,244	$9,465	$9,705
Apr-25	$9,180	$10,175	$9,209	$9,513
May-25	$9,278	$10,815	$9,314	$9,622
Jun-25	$9,385	$11,365	$9,429	$9,615
Jul-25	$9,288	$11,620	$9,336	$9,510
Aug-25	$9,710	$11,856	$9,765	$9,829
Sep-25	$9,654	$12,288	$9,716	$9,871
Oct-25	$9,181	$12,576	$9,238	$9,653

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 09/04/2024
Harbor AlphaEdge™ Next Generation REITs ETF (Based on Net Asset Value)	-8.23%	-7.11%
S&P 500 Index	21.45%	21.87%
Harbor AlphaEdge Next Generation REIT Index	-7.74%	-6.61%
FTSE NAREIT All Equity REITs Total Return Index	-2.61%	-3.00%

Performance Inception Date		Sep. 04, 2024
AssetsNet		$ 1,806,000
Holdings Count | Holding		38
Advisory Fees Paid, Amount		$ 9,000
InvestmentCompanyPortfolioTurnover		64.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,806
Number of Investments	38
Total Net Advisory Fees Paid (in thousands)	$9
Portfolio Turnover Rate	64%

Holdings [Text Block]

Industry Allocation (% of Investments)

Value	Value
Specialized REITs	56.0%
Health Care REITs	23.2%
Hotel & Resort REITs	14.8%
Residential REITs	6.0%

C000250794
Shareholder Report [Line Items]
Fund Name		Harbor AlphaEdge™ Small Cap Earners ETF
Trading Symbol		Ticker: EBIT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor AlphaEdge™ Small Cap Earners ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor AlphaEdge™ Small Cap Earners ETF	$30	0.29%

Expenses Paid, Amount		$ 30
Expense Ratio, Percent		0.29%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 4.65% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period. The Fund seeks to track the performance of the Harbor AlphaEdge Small Cap Earners Index, which returned 4.79% during the same period.

Top contributors to relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Financials sector and underweight exposure to the Health Care sector.

• Positions in Mr. Cooper Group, Inc., StoneX Group, Inc., CVR Energy, Inc., Lumen Technologies, Inc., and Hertz Global Holdings, Inc. and underweight exposure to Vaxcyte, Inc. and Sweetgreen, Inc.

Top detractors from relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Industrials and Materials sectors, underweight to the Information Technology sector, and overweight to the Consumer Discretionary sector.

• Positions in Nextpower Inc., SM Energy Co., and Navient Corp. and the lack of exposure to Bloom Energy Corporation, Kratos Defense & Security Solutions, Inc., Coeur Mining, Inc., Credo Technology Group Holding Ltd., Rigetti Computing, Inc., IonQ, Inc., D-Wave Quantum Inc., and Guardant Health, Inc.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Harbor AlphaEdge Small Cap Earners Index	Russell 2000® Index
Jun-24	$10,000	$10,000	$10,000	$10,000
Jul-24	$11,457	$9,908	$11,436	$11,112
Aug-24	$11,152	$10,148	$11,126	$10,946
Sep-24	$11,196	$10,365	$11,174	$11,023
Oct-24	$10,911	$10,271	$10,884	$10,864
Nov-24	$12,010	$10,873	$11,978	$12,055
Dec-24	$10,989	$10,614	$10,943	$11,060
Jan-25	$11,243	$10,910	$11,210	$11,350
Feb-25	$10,711	$10,768	$10,680	$10,743
Mar-25	$10,221	$10,161	$10,186	$10,011
Apr-25	$9,817	$10,092	$9,783	$9,780
May-25	$10,286	$10,727	$10,247	$10,302
Jun-25	$10,739	$11,273	$10,713	$10,862
Jul-25	$10,773	$11,526	$10,752	$11,051
Aug-25	$11,686	$11,759	$11,667	$11,840
Sep-25	$11,655	$12,189	$11,631	$12,209
Oct-25	$11,418	$12,474	$11,405	$12,429

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 07/09/2024
Harbor AlphaEdge™ Small Cap Earners ETF (Based on Net Asset Value)	4.65%	10.61%
S&P 500 Index	21.45%	18.30%
Harbor AlphaEdge Small Cap Earners Index	4.79%	10.52%
Russell 2000® Index	14.41%	17.98%

Performance Inception Date		Jul. 09, 2024
AssetsNet		$ 9,152,000
Holdings Count | Holding		782
Advisory Fees Paid, Amount		$ 26,000
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$9,152
Number of Investments	782
Total Net Advisory Fees Paid (in thousands)	$26
Portfolio Turnover Rate	49%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	24.9%
Consumer Discretionary	16.9%
Industrials	14.2%
Energy	12.3%
Real Estate	6.0%
Communication Services	5.6%
Health Care	5.2%
Materials	4.9%
Information Technology	4.9%
Utilities	2.7%
Consumer Staples	2.4%

C000234046
Shareholder Report [Line Items]
Fund Name		Harbor Commodity All-Weather Strategy ETF (Consolidated)
Trading Symbol		Ticker: HGER
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Commodity All-Weather Strategy ETF (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Commodity All-Weather Strategy ETF (Consolidated)	$75	0.68%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Quantix Commodities LP

Performance Summary

The Fund returned 19.98% for the year ended October 31, 2025, while the Bloomberg Commodity Index Total Return returned 14.15% during the same period. The Fund seeks to track the performance of the Quantix Commodity Total Return Index (the “Index”), which returned 21.19% during the same period.

Top contributors to absolute performance included:

• The Precious Metals sector, where Gold was the biggest contributor and the largest individual commodity weight in the Index. Significant inflows into Gold ETFs and sustained Central Bank purchasing contributed to Gold’s outperformance.

• The Petroleum sector, where an overweight benefited from heightened geopolitical risk and Middle East tensions.

• Within the Petroleum sector, a reallocation to products was supported by Ukrainian strikes on Russian refineries and a subsequent Russian ban on Gasoline exports.

Top detractors from absolute performance included:

• The Grains sector, notably the Wheat complex, due to higher-than-expected inventory projections from the United States Department of Agriculture during the third calendar quarter of 2025.

• Natural Gas was a modest detractor from performance as prices fell on warmer weather over the period along with record U.S. production.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Quantix Commodity Total Return Index	Bloomberg Commodity Index Total Return
Jan-22	$10,000	$10,000	$10,000	$10,000
Feb-22	$10,405	$9,545	$10,410	$10,440
Mar-22	$11,415	$9,900	$11,427	$11,343
Apr-22	$11,720	$9,037	$11,746	$11,813
May-22	$11,875	$9,053	$11,918	$11,993
Jun-22	$11,160	$8,306	$11,218	$10,701
Jul-22	$10,995	$9,072	$11,072	$11,157
Aug-22	$10,685	$8,702	$10,780	$11,167
Sep-22	$10,065	$7,900	$10,167	$10,261
Oct-22	$10,460	$8,540	$10,594	$10,466
Nov-22	$10,865	$9,017	$11,021	$10,752
Dec-22	$11,056	$8,498	$11,222	$10,489
Jan-23	$11,559	$9,032	$11,756	$10,438
Feb-23	$10,920	$8,811	$11,121	$9,947
Mar-23	$11,132	$9,135	$11,347	$9,927
Apr-23	$10,960	$9,277	$11,187	$9,852
May-23	$10,422	$9,318	$10,658	$9,297
Jun-23	$10,699	$9,933	$10,952	$9,672
Jul-23	$11,559	$10,252	$11,856	$10,277
Aug-23	$11,484	$10,089	$11,792	$10,199
Sep-23	$11,549	$9,608	$11,870	$10,128
Oct-23	$11,444	$9,406	$11,776	$10,155
Nov-23	$11,413	$10,265	$11,754	$9,926
Dec-23	$11,275	$10,732	$11,617	$9,659
Jan-24	$11,415	$10,912	$11,774	$9,697
Feb-24	$11,328	$11,494	$11,699	$9,555
Mar-24	$11,938	$11,864	$12,335	$9,871
Apr-24	$12,219	$11,380	$12,610	$10,136
May-24	$12,192	$11,944	$12,565	$10,314
Jun-24	$12,143	$12,373	$12,529	$10,156
Jul-24	$11,911	$12,523	$12,305	$9,746
Aug-24	$11,884	$12,827	$12,279	$9,751
Sep-24	$12,203	$13,101	$12,612	$10,225
Oct-24	$12,233	$12,982	$12,653	$10,035
Nov-24	$12,149	$13,744	$12,571	$10,076
Dec-24	$12,352	$13,416	$12,797	$10,179
Jan-25	$12,904	$13,790	$13,379	$10,581
Feb-25	$12,770	$13,610	$13,245	$10,664
Mar-25	$13,366	$12,843	$13,883	$11,083
Apr-25	$13,115	$12,756	$13,637	$10,550
May-25	$13,121	$13,559	$13,649	$10,489
Jun-25	$13,472	$14,249	$14,031	$10,741
Jul-25	$13,695	$14,568	$14,281	$10,693
Aug-25	$13,891	$14,864	$14,490	$10,899
Sep-25	$14,342	$15,406	$14,976	$11,133
Oct-25	$14,677	$15,767	$15,334	$11,455

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 02/09/2022
Harbor Commodity All-Weather Strategy ETF (Consolidated) (Based on Net Asset Value)	19.98%	10.85%
S&P 500 Index	21.45%	13.00%
Quantix Commodity Total Return Index	21.19%	12.16%
Bloomberg Commodity Index Total Return	14.15%	3.71%

Performance Inception Date		Feb. 09, 2022
AssetsNet		$ 1,190,810,000
Holdings Count | Holding		11
Advisory Fees Paid, Amount		$ 2,968,000
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,190,810
Number of Investments (includes derivatives)	11
Total Net Advisory Fees Paid (in thousands)	$2,968
Portfolio Turnover Rate (not applicable due to the nature of the Fund's investments)	-%

Holdings [Text Block]

Risk AllocationFootnote Reference* (% of Net Assets)

Commodities Sector

Value	Value
Precious Metals	34.4%
Petroleum	32.0%
Grains and Soybean Products	14.4%
Softs	9.3%
Base Metals	8.2%
Livestock	1.7%
Footnote	Description
Footnote*	Based on notional value and represents the sector allocation of the Quantix Commodity Total Return Index.

C000249125
Shareholder Report [Line Items]
Fund Name		Harbor Disciplined Bond ETF
Trading Symbol		Ticker: AGGS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Disciplined Bond ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Disciplined Bond ETF	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Income Research + Management

Performance Summary

The Fund returned 6.40% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index (the "Index") returned 6.16% during the same period.

Top contributors to relative performance included:

• Overweight exposure to Corporate and Securitized Bonds and underweight exposure to U.S. Treasuries as Corporate and Securitized Bonds broadly outperformed U.S. Treasury bonds.

• Security selection within the Corporate and Securitized sectors driven by top performing Industrial sector positions and Agency Residential Mortgage-Backed Securities (“RMBS”) pools.

• Security selection within the Financials sector, particularly within the Financial Companies and Banking sub-sectors, and the Industrials sector, particularly within Consumer Cyclicals, Technology, Transportation, and Capital Goods, as well as overweight exposure in the Financials sector.

• Within Securitized products, overweight exposure to Commercial Mortgage-Backed Securities (“CMBS”) as well as security selection within non-agency Collateralized Mortgage Obligations and Collateralized Loan Obligations.

Top detractors from relative performance included:

• Security selection within CMBS.

• Overweight exposure to RMBS and allocation to Sovereign Debt.

• Position allocation to Small Business Administration securitizations and non-Agency RMBS which are not included in the Index.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
Apr-24	$10,000	$10,000
May-24	$10,140	$10,132
Jun-24	$10,238	$10,228
Jul-24	$10,474	$10,467
Aug-24	$10,623	$10,617
Sep-24	$10,764	$10,759
Oct-24	$10,511	$10,493
Nov-24	$10,645	$10,604
Dec-24	$10,461	$10,430
Jan-25	$10,525	$10,485
Feb-25	$10,762	$10,716
Mar-25	$10,733	$10,720
Apr-25	$10,748	$10,762
May-25	$10,693	$10,685
Jun-25	$10,867	$10,849
Jul-25	$10,852	$10,821
Aug-25	$10,979	$10,950
Sep-25	$11,109	$11,070
Oct-25	$11,183	$11,139

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 05/01/2024
Harbor Disciplined Bond ETF (Based on Net Asset Value)	6.40%	7.72%
Bloomberg U.S. Aggregate Bond Index	6.16%	7.43%

Performance Inception Date		May 01, 2024
AssetsNet		$ 36,535,000
Holdings Count | Holding		249
Advisory Fees Paid, Amount		$ 103,000
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$36,535
Number of Investments	249
Total Net Advisory Fees Paid (in thousands)	$103
Portfolio Turnover Rate	40%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Corporate Bonds & Notes	30.8%
Mortgage Pass-Through	24.4%
U.S. Government Obligations	20.4%
Collateralized Mortgage Obligations	12.9%
Asset-Backed Securities	11.2%
Municipal Bonds	0.3%

C000235263
Shareholder Report [Line Items]
Fund Name		Harbor Dividend Growth Leaders ETF
Trading Symbol		Ticker: GDIV
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Dividend Growth Leaders ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Dividend Growth Leaders ETF	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Fund returned 7.57% for the year ended October 31, 2025, while the NASDAQ Dividend Achievers Select Total Return Index and the S&P 500 Index returned 14.88% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Security selection in the Consumer Discretionary and Utilities sectors.

• Positions in consumer retail company, Tapestry, Inc., and provider of semiconductor and infrastructure software solutions, Broadcom Inc.

Top detractors from relative performance included:

• Security selection in the Financials and Industrials sectors.

• Positions in insurance brokerage and risk management service provider, Arthur J. Gallagher & Co., and specialty chemical company, Celanese Corporation.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	NASDAQ Dividend Achievers Select Total Return Index
Nov-15	$10,019	$10,030	$10,028
Dec-15	$9,823	$9,872	$9,946
Jan-16	$9,340	$9,382	$9,717
Feb-16	$9,172	$9,369	$9,833
Mar-16	$9,655	$10,005	$10,444
Apr-16	$9,725	$10,043	$10,419
May-16	$9,883	$10,224	$10,519
Jun-16	$10,070	$10,250	$10,767
Jul-16	$10,327	$10,628	$11,015
Aug-16	$10,218	$10,643	$11,013
Sep-16	$10,248	$10,645	$10,904
Oct-16	$10,090	$10,451	$10,694
Nov-16	$10,416	$10,838	$11,013
Dec-16	$10,640	$11,052	$11,133
Jan-17	$10,832	$11,262	$11,337
Feb-17	$11,064	$11,709	$11,833
Mar-17	$11,145	$11,723	$11,821
Apr-17	$11,267	$11,843	$12,026
May-17	$11,459	$12,010	$12,220
Jun-17	$11,499	$12,085	$12,246
Jul-17	$11,621	$12,333	$12,343
Aug-17	$11,712	$12,371	$12,304
Sep-17	$11,975	$12,626	$12,592
Oct-17	$12,349	$12,921	$12,853
Nov-17	$12,804	$13,317	$13,431
Dec-17	$12,928	$13,465	$13,614
Jan-18	$13,455	$14,236	$14,306
Feb-18	$13,077	$13,711	$13,738
Mar-18	$12,905	$13,363	$13,551
Apr-18	$13,134	$13,414	$13,425
May-18	$13,512	$13,737	$13,662
Jun-18	$13,397	$13,822	$13,721
Jul-18	$13,969	$14,336	$14,348
Aug-18	$14,416	$14,803	$14,755
Sep-18	$14,484	$14,887	$14,999
Oct-18	$13,375	$13,870	$14,046
Nov-18	$13,500	$14,153	$14,639
Dec-18	$12,477	$12,875	$13,345
Jan-19	$13,372	$13,906	$14,187
Feb-19	$13,864	$14,353	$14,846
Mar-19	$13,991	$14,632	$15,016
Apr-19	$14,621	$15,224	$15,577
May-19	$13,789	$14,257	$14,851
Jun-19	$14,760	$15,262	$15,851
Jul-19	$15,012	$15,481	$16,191
Aug-19	$14,899	$15,236	$16,296
Sep-19	$15,151	$15,521	$16,513
Oct-19	$15,555	$15,857	$16,527
Nov-19	$16,135	$16,433	$16,932
Dec-19	$16,560	$16,928	$17,315
Jan-20	$16,381	$16,922	$17,412
Feb-20	$15,098	$15,529	$15,952
Mar-20	$13,212	$13,611	$14,418
Apr-20	$14,752	$15,356	$15,856
May-20	$15,521	$16,087	$16,432
Jun-20	$15,739	$16,407	$16,439
Jul-20	$16,535	$17,332	$17,273
Aug-20	$17,407	$18,578	$18,351
Sep-20	$17,266	$17,872	$18,148
Oct-20	$16,843	$17,397	$17,723
Nov-20	$18,690	$19,301	$19,514
Dec-20	$19,269	$20,043	$20,019
Jan-21	$19,019	$19,841	$19,430
Feb-21	$19,339	$20,388	$19,729
Mar-21	$20,327	$21,281	$20,904
Apr-21	$21,287	$22,416	$21,751
May-21	$21,801	$22,573	$22,136
Jun-21	$21,815	$23,100	$22,113
Jul-21	$22,358	$23,649	$22,816
Aug-21	$22,567	$24,368	$23,207
Sep-21	$21,259	$23,234	$22,078
Oct-21	$22,956	$24,862	$23,675
Nov-21	$22,608	$24,690	$23,246
Dec-21	$24,296	$25,797	$24,729
Jan-22	$22,968	$24,462	$23,479
Feb-22	$22,508	$23,729	$22,863
Mar-22	$23,292	$24,610	$23,512
Apr-22	$21,998	$22,464	$22,286
May-22	$22,406	$22,505	$22,217
Jun-22	$20,397	$20,648	$20,819
Jul-22	$21,538	$22,552	$22,269
Aug-22	$20,891	$21,632	$21,500
Sep-22	$19,188	$19,640	$19,719
Oct-22	$21,010	$21,230	$21,719
Nov-22	$22,304	$22,416	$23,233
Dec-22	$21,339	$21,125	$22,374
Jan-23	$22,024	$22,452	$22,995
Feb-23	$21,213	$21,904	$22,340
Mar-23	$21,736	$22,708	$22,748
Apr-23	$21,906	$23,063	$23,240
May-23	$21,381	$23,163	$22,660
Jun-23	$22,811	$24,693	$24,122
Jul-23	$23,319	$25,487	$24,646
Aug-23	$22,992	$25,081	$24,187
Sep-23	$22,084	$23,885	$23,132
Oct-23	$21,861	$23,383	$22,852
Nov-23	$23,558	$25,518	$24,565
Dec-23	$24,627	$26,678	$25,546
Jan-24	$24,737	$27,126	$25,938
Feb-24	$25,728	$28,574	$26,811
Mar-24	$26,663	$29,494	$27,557
Apr-24	$25,452	$28,289	$26,439
May-24	$26,151	$29,692	$27,361
Jun-24	$26,463	$30,757	$27,820
Jul-24	$27,357	$31,132	$28,850
Aug-24	$27,948	$31,887	$29,855
Sep-24	$28,465	$32,568	$30,356
Oct-24	$28,084	$32,272	$29,771
Nov-24	$29,140	$34,167	$31,458
Dec-24	$28,266	$33,352	$30,274
Jan-25	$29,196	$34,281	$31,320
Feb-25	$28,824	$33,834	$31,330
Mar-25	$27,058	$31,928	$29,888
Apr-25	$26,691	$31,711	$29,741
May-25	$27,814	$33,707	$31,018
Jun-25	$28,802	$35,421	$32,253
Jul-25	$29,066	$36,216	$32,459
Aug-25	$29,440	$36,950	$33,069
Sep-25	$30,300	$38,299	$34,054
Oct-25	$30,208	$39,196	$34,203

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Harbor Dividend Growth Leaders ETF (Based on Net Asset Value)	7.57%	12.39%	11.69%
S&P 500 Index	21.45%	17.64%	14.64%
NASDAQ Dividend Achievers Select Total Return Index	14.88%	14.05%	13.09%

AssetsNet		$ 211,383,000
Holdings Count | Holding		44
Advisory Fees Paid, Amount		$ 1,220,000
InvestmentCompanyPortfolioTurnover		81.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$211,383
Number of Investments	44
Total Net Advisory Fees Paid (in thousands)	$1,220
Portfolio Turnover Rate	81%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	25.0%
Financials	23.5%
Industrials	16.2%
Health Care	9.6%
Consumer Discretionary	7.0%
Consumer Staples	6.9%
Communication Services	3.8%
Energy	3.0%
Utilities	2.3%
Real Estate	1.7%
Materials	1.0%

C000259348
Shareholder Report [Line Items]
Fund Name		Harbor Emerging Markets Equity ETF
Trading Symbol		Ticker: EPEM
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Emerging Markets Equity ETF ("Fund") for the period of June 4, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Emerging Markets Equity ETF	$37	0.84%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.84%
AssetsNet		$ 5,936,000
Holdings Count | Holding		42
Advisory Fees Paid, Amount		$ 19,000
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$5,936
Number of Investments	42
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	5%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Pacific Basin	72.6%
Latin America	8.3%
South America	6.2%
South Asia	4.3%
Africa	3.6%
Europe	3.0%
North America	2.0%

Country Breakdown (% of Investments)

Taiwan	30.5%
China	26.9%
South Korea	8.8%
Brazil	8.3%
Colombia	4.5%
India	4.3%
South Africa	3.6%
Indonesia	3.2%
Thailand	3.1%
Czech Republic	3.1%
Others	3.7%

C000259347
Shareholder Report [Line Items]
Fund Name		Harbor Emerging Markets Select ETF
Trading Symbol		Ticker: EMES
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Emerging Markets Select ETF ("Fund") for the period of May 14, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Emerging Markets Select ETF	$32	0.65%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.65%
AssetsNet		$ 9,738,000
Holdings Count | Holding		50
Advisory Fees Paid, Amount		$ 26,000
InvestmentCompanyPortfolioTurnover		40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$9,738
Number of Investments	50
Total Net Advisory Fees Paid (in thousands)	$26
Portfolio Turnover Rate	40%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Pacific Basin	50.0%
South Asia	20.5%
Middle East/Central Asia	16.9%
Latin America	10.9%
Europe	1.7%

Country Breakdown (% of Investments)

China	29.8%
India	20.4%
Taiwan	15.3%
South Korea	14.7%
Brazil	9.6%
Saudi Arabia	2.2%
Indonesia	2.0%
Poland	1.7%
Philippines	1.5%
Hong Kong	1.3%
Others	1.5%

C000238718
Shareholder Report [Line Items]
Fund Name		Harbor Health Care ETF
Trading Symbol		Ticker: MEDI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Health Care ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Health Care ETF	$85	0.80%

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Westfield Capital Management Company, L.P.

Performance Summary

The Fund returned 13.60% for the year ended October 31, 2025, while the Russell 3000® Growth Health Care Index returned 5.11% during the same period.

Top contributors to relative performance included:

• Security selection in the Biotechnology and Health Care Providers & Services industries.

• Positions in commercial stage biotechnology company, Ascendis Pharma AS, and clinical-stage immuno-oncology company, Merus N.V.

Top detractors from relative performance included:

• Security selection in the Health Care Equipment & Supplies and Life Sciences Tools & Services industries.

• Underweight exposure to global pharmaceutical company, AbbVie Inc., and position in vaccine developer, Vaxcyte, Inc.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 3000® Growth Health Care Index
Oct-22	$10,000	$10,000	$10,000
Nov-22	$10,473	$10,315	$10,461
Dec-22	$10,191	$9,721	$10,201
Jan-23	$10,423	$10,331	$10,149
Feb-23	$10,206	$10,079	$9,837
Mar-23	$10,358	$10,449	$10,095
Apr-23	$10,564	$10,612	$10,543
May-23	$10,675	$10,659	$10,242
Jun-23	$11,319	$11,363	$10,661
Jul-23	$11,279	$11,728	$10,809
Aug-23	$11,239	$11,541	$10,862
Sep-23	$11,123	$10,991	$10,515
Oct-23	$10,697	$10,760	$10,187
Nov-23	$11,586	$11,742	$10,890
Dec-23	$12,720	$12,276	$11,524
Jan-24	$12,669	$12,482	$11,870
Feb-24	$13,628	$13,149	$12,499
Mar-24	$13,931	$13,572	$12,774
Apr-24	$12,953	$13,017	$12,162
May-24	$12,869	$13,663	$12,535
Jun-24	$13,095	$14,153	$13,125
Jul-24	$13,793	$14,325	$12,722
Aug-24	$14,131	$14,673	$13,847
Sep-24	$14,352	$14,986	$13,425
Oct-24	$13,603	$14,850	$12,869
Nov-24	$13,772	$15,722	$12,862
Dec-24	$12,789	$15,347	$12,191
Jan-25	$13,758	$15,775	$12,912
Feb-25	$13,851	$15,569	$13,255
Mar-25	$13,067	$14,692	$12,468
Apr-25	$13,481	$14,592	$12,653
May-25	$12,742	$15,511	$11,927
Jun-25	$13,717	$16,299	$12,263
Jul-25	$13,733	$16,665	$11,988
Aug-25	$14,238	$17,003	$12,392
Sep-25	$14,718	$17,623	$12,730
Oct-25	$15,453	$18,036	$13,526

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 11/16/2022
Harbor Health Care ETF (Based on Net Asset Value)	13.60%	15.85%
S&P 500 Index	21.45%	22.06%
Russell 3000® Growth Health Care Index	5.11%	10.75%

Performance Inception Date		Nov. 16, 2022
AssetsNet		$ 20,972,000
Holdings Count | Holding		38
Advisory Fees Paid, Amount		$ 135,000
InvestmentCompanyPortfolioTurnover		167.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$20,972
Number of Investments	38
Total Net Advisory Fees Paid (in thousands)	$135
Portfolio Turnover Rate	167%

Holdings [Text Block]

Industry Allocation (% of Investments)

Value	Value
Biotechnology	48.4%
Pharmaceuticals	19.7%
Health Care Equipment & Supplies	13.9%
Health Care Providers & Services	10.8%
Life Sciences Tools & Services	6.7%
Health Care Technology	0.5%

C000238211
Shareholder Report [Line Items]
Fund Name		Harbor Human Capital Factor US Large Cap ETF
Trading Symbol		Ticker: HAPI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Human Capital Factor US Large Cap ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Large Cap ETF	$38	0.35%

Expenses Paid, Amount		$ 38
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 18.45% for the year ended October 31, 2025, while the S&P 500 Index returned 21.45% during the same period. The Fund seeks to track the performance of the Human Capital Factor Large Cap Index, which returned 18.80% during the same period.

Top contributors to relative performance compared to the S&P 500 Index included:

• Fund's exposure within the Health Care, Financials, and Industrials sectors, as well as an overweight allocation to the Communication Services sector.

• Positions in JPMorgan Chase & Co., Morgan Stanley, GE Aerospace, and Alphabet, Inc., along with the absence of exposure to underperforming companies such as UnitedHealth Group, Inc., Berkshire Hathaway Finance Corp., and Fiserv, Inc.

Top detractors from relative performance compared to the S&P 500 Index included:

• Fund's exposure within the Information Technology and Consumer Discretionary sectors and underweight exposure to the Information Technology sector.

• Limited or no exposure to top-performing companies such as Broadcom, Inc., Palantir Technologies, Inc., Tesla, Inc., and Oracle Corp., a slight underweight to NVIDIA Corp., and positions in Salesforce, Inc., Adobe, Inc., Home Depot, Inc., and Lululemon Athletica, Inc., which underperformed the broader market.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Human Capital Factor Large Cap Index
Sep-22	$10,000	$10,000	$10,000
Oct-22	$10,912	$10,830	$10,914
Nov-22	$11,583	$11,435	$11,588
Dec-22	$10,913	$10,776	$10,923
Jan-23	$11,637	$11,453	$11,653
Feb-23	$11,360	$11,174	$11,358
Mar-23	$11,898	$11,584	$11,903
Apr-23	$12,154	$11,765	$12,161
May-23	$12,310	$11,816	$12,324
Jun-23	$13,074	$12,597	$13,094
Jul-23	$13,536	$13,002	$13,566
Aug-23	$13,426	$12,795	$13,456
Sep-23	$12,828	$12,185	$12,852
Oct-23	$12,506	$11,928	$12,530
Nov-23	$13,621	$13,018	$13,665
Dec-23	$14,220	$13,609	$14,272
Jan-24	$14,586	$13,838	$14,642
Feb-24	$15,435	$14,577	$15,498
Mar-24	$15,974	$15,046	$16,044
Apr-24	$15,389	$14,431	$15,459
May-24	$16,229	$15,147	$16,307
Jun-24	$16,874	$15,690	$16,962
Jul-24	$16,854	$15,881	$16,946
Aug-24	$17,322	$16,266	$17,424
Sep-24	$17,648	$16,614	$17,758
Oct-24	$17,663	$16,463	$17,779
Nov-24	$18,588	$17,430	$18,713
Dec-24	$18,128	$17,014	$18,255
Jan-25	$18,775	$17,488	$18,911
Feb-25	$18,617	$17,260	$18,760
Mar-25	$17,379	$16,287	$17,521
Apr-25	$17,363	$16,177	$17,508
May-25	$18,515	$17,195	$18,674
Jun-25	$19,448	$18,069	$19,619
Jul-25	$19,754	$18,475	$19,932
Aug-25	$20,131	$18,849	$20,320
Sep-25	$20,518	$19,537	$20,715
Oct-25	$20,921	$19,995	$21,121

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 10/12/2022
Harbor Human Capital Factor US Large Cap ETF (Based on Net Asset Value)	18.45%	27.33%
S&P 500 Index	21.45%	25.46%
Human Capital Factor Large Cap Index	18.80%	27.73%

Performance Inception Date		Oct. 12, 2022
AssetsNet		$ 439,200,000
Holdings Count | Holding		151
Advisory Fees Paid, Amount		$ 1,363,000
InvestmentCompanyPortfolioTurnover		27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$439,200
Number of Investments	151
Total Net Advisory Fees Paid (in thousands)	$1,363
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	29.2%
Communication Services	16.7%
Financials	14.6%
Health Care	9.5%
Consumer Discretionary	9.2%
Industrials	7.9%
Consumer Staples	4.7%
Energy	2.6%
Utilities	2.4%
Real Estate	1.9%
Materials	1.3%

C000241449
Shareholder Report [Line Items]
Fund Name		Harbor Human Capital Factor US Small Cap ETF
Trading Symbol		Ticker: HAPS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Human Capital Factor US Small Cap ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Human Capital Factor US Small Cap ETF	$62	0.60%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 7.81% for the year ended October 31, 2025, while the Russell 2000® Index returned 14.41% during the same period. The Fund seeks to track the performance of the Human Capital Factor Small Cap Index, which returned 8.47% during the same period.

Top contributors to relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Consumer Discretionary, Communication Services, and Health Care sectors.

• Positions in Dutch Bros Inc., Brinker International, Inc., Modine Manufacturing Co., Grand Canyon Education, Inc., EchoStar Corporation, Rhythm Pharmaceuticals Inc., and PTC Therapeutics, Inc., along with no exposure to Vaxcyte, Inc.

Top detractors from relative performance compared to the Russell 2000® Index included:

• Fund's exposure within the Information Technology, Materials, and Industrials sectors, and an underweight position in the Consumer Discretionary sector.

• No exposure to top-performing investments such as Credo Technology Group Holding Ltd., Rigetti Computing, Inc., IonQ, Inc., D-Wave Quantum Inc., Coeur Mining, Inc., Rocket Lab Corporation, and Bloom Energy Corporation along with positions in Impinj, Inc., Five9 Inc., Cabot Corp., and Boise Cascade Company.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2000® Index	Human Capital Factor Small Cap Index
Mar-23	$10,000	$10,000	$10,000	$10,000
Apr-23	$9,988	$10,194	$9,977	$9,991
May-23	$9,789	$10,239	$9,885	$9,796
Jun-23	$10,547	$10,915	$10,688	$10,556
Jul-23	$11,166	$11,266	$11,342	$11,183
Aug-23	$10,482	$11,086	$10,775	$10,505
Sep-23	$9,854	$10,558	$10,140	$9,879
Oct-23	$9,154	$10,336	$9,449	$9,180
Nov-23	$10,239	$11,280	$10,304	$10,279
Dec-23	$11,457	$11,792	$11,563	$11,508
Jan-24	$10,851	$11,990	$11,113	$10,903
Feb-24	$11,290	$12,631	$11,742	$11,360
Mar-24	$11,490	$13,037	$12,162	$11,567
Apr-24	$10,668	$12,505	$11,306	$10,744
May-24	$11,063	$13,125	$11,873	$11,150
Jun-24	$10,892	$13,596	$11,763	$10,983
Jul-24	$12,002	$13,761	$12,958	$12,105
Aug-24	$11,823	$14,095	$12,765	$11,930
Sep-24	$11,945	$14,396	$12,854	$12,059
Oct-24	$11,725	$14,265	$12,668	$11,845
Nov-24	$12,994	$15,103	$14,058	$13,131
Dec-24	$11,920	$14,743	$12,897	$12,052
Jan-25	$12,256	$15,153	$13,235	$12,394
Feb-25	$11,736	$14,956	$12,527	$11,881
Mar-25	$10,905	$14,113	$11,674	$11,046
Apr-25	$10,614	$14,017	$11,405	$10,753
May-25	$11,093	$14,899	$12,014	$11,244
Jun-25	$11,576	$15,657	$12,667	$11,741
Jul-25	$11,760	$16,009	$12,887	$11,935
Aug-25	$12,645	$16,333	$13,807	$12,839
Sep-25	$12,813	$16,929	$14,237	$13,018
Oct-25	$12,641	$17,326	$14,494	$12,849

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 04/12/2023
Harbor Human Capital Factor US Small Cap ETF (Based on Net Asset Value)	7.81%	9.60%
S&P 500 Index	21.45%	23.99%
Russell 2000® Index	14.41%	15.63%
Human Capital Factor Small Cap Index	8.47%	10.30%

Performance Inception Date		Apr. 12, 2023
AssetsNet		$ 140,462,000
Holdings Count | Holding		186
Advisory Fees Paid, Amount		$ 798,000
InvestmentCompanyPortfolioTurnover		75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$140,462
Number of Investments	186
Total Net Advisory Fees Paid (in thousands)	$798
Portfolio Turnover Rate	75%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	21.1%
Industrials	19.1%
Health Care	16.5%
Consumer Discretionary	13.7%
Information Technology	13.3%
Real Estate	5.4%
Communication Services	3.0%
Energy	2.4%
Materials	2.3%
Utilities	2.0%
Consumer Staples	1.2%

C000237253
Shareholder Report [Line Items]
Fund Name		Harbor International Compounders ETF
Trading Symbol		Ticker: OSEA
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Compounders ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor International Compounders ETF	$58	0.55%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: C WorldWide Asset Management

Performance Summary

The Fund returned 11.79% for the year ended October 31, 2025, while the MSCI All Country World Ex. U.S. (ND) Index returned 24.93% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary sector along with underweight exposure to the Energy and Real Estate sectors.

• Positions in Taiwan Semiconductor Manufacturing Co. Ltd. ADR, Sony Group Corp., and Galderma S.A.

Top detractors from relative performance included:

• Security selection within the Financials, Industrials, and Health Care sectors.

• Positions in SMC Corp., PT Bank Central Asia Tbk, and HDFC Bank Limited.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	MSCI All Country World Ex. U.S. (ND) Index
Aug-22	$10,000	$10,000
Sep-22	$9,311	$9,292
Oct-22	$9,784	$9,570
Nov-22	$11,156	$10,699
Dec-22	$10,947	$10,619
Jan-23	$11,818	$11,480
Feb-23	$11,566	$11,077
Mar-23	$12,205	$11,348
Apr-23	$12,557	$11,545
May-23	$12,396	$11,126
Jun-23	$12,779	$11,625
Jul-23	$12,804	$12,097
Aug-23	$12,119	$11,551
Sep-23	$11,531	$11,186
Oct-23	$11,294	$10,725
Nov-23	$12,437	$11,690
Dec-23	$13,253	$12,277
Jan-24	$13,182	$12,155
Feb-24	$13,587	$12,463
Mar-24	$13,775	$12,853
Apr-24	$13,501	$12,622
May-24	$13,886	$12,988
Jun-24	$13,972	$12,976
Jul-24	$14,038	$13,277
Aug-24	$14,484	$13,655
Sep-24	$14,545	$14,022
Oct-24	$13,820	$13,334
Nov-24	$13,709	$13,214
Dec-24	$13,204	$12,957
Jan-25	$13,759	$13,479
Feb-25	$13,672	$13,666
Mar-25	$13,397	$13,635
Apr-25	$13,927	$14,127
May-25	$14,558	$14,774
Jun-25	$14,843	$15,276
Jul-25	$14,517	$15,232
Aug-25	$14,777	$15,760
Sep-25	$14,996	$16,328
Oct-25	$15,449	$16,658

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 09/07/2022
Harbor International Compounders ETF (Based on Net Asset Value)	11.79%	14.80%
MSCI All Country World Ex. U.S. (ND) Index	24.93%	17.58%

Performance Inception Date		Sep. 07, 2022
AssetsNet		$ 536,299,000
Holdings Count | Holding		30
Advisory Fees Paid, Amount		$ 2,193,000
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$536,299
Number of Investments	30
Total Net Advisory Fees Paid (in thousands)	$2,193
Portfolio Turnover Rate	23%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	52.7%
Pacific Basin	29.7%
North America	9.1%
South Asia	5.5%
Latin America	3.0%

Country Breakdown (% of Investments)

United Kingdom	15.7%
Germany	13.4%
Japan	12.9%
France	11.4%
United States	9.0%
Taiwan	6.9%
India	5.5%
China	4.0%
Hong Kong	3.8%
Netherlands	3.6%
Others	13.8%

C000259349
Shareholder Report [Line Items]
Fund Name		Harbor International Equity ETF
Trading Symbol		Ticker: EPIN
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor International Equity ETF ("Fund") for the period of June 4, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor International Equity ETF	$35	0.80%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 35
Expense Ratio, Percent		0.80%
AssetsNet		$ 6,157,000
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 18,000
InvestmentCompanyPortfolioTurnover		3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$6,157
Number of Investments	62
Total Net Advisory Fees Paid (in thousands)	$18
Portfolio Turnover Rate	3%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	47.9%
Pacific Basin	26.6%
North America	11.4%
Latin America	7.1%
Middle East/Central Asia	4.1%
South Asia	2.9%

Country Breakdown (% of Investments)

United Kingdom	13.8%
Taiwan	9.9%
United States	8.5%
Japan	8.2%
Germany	6.0%
France	5.5%
Italy	5.4%
China	5.0%
Norway	4.1%
Netherlands	3.8%
Others	29.8%

C000244492
Shareholder Report [Line Items]
Fund Name		Harbor Long-Short Equity ETF
Trading Symbol		Ticker: LSEQ
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Long-Short Equity ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Long-Short Equity ETF	$231	2.28%

Expenses Paid, Amount		$ 231
Expense Ratio, Percent		2.28%
Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	HFRX Equity Hedge Index
Nov-15	$9,904	$10,030	$10,004
Dec-15	$9,947	$9,872	$9,894
Jan-16	$10,194	$9,382	$9,449
Feb-16	$10,160	$9,369	$9,343
Mar-16	$10,486	$10,005	$9,604
Apr-16	$10,375	$10,043	$9,606
May-16	$10,304	$10,224	$9,648
Jun-16	$10,388	$10,250	$9,506
Jul-16	$10,463	$10,628	$9,695
Aug-16	$10,184	$10,643	$9,678
Sep-16	$10,152	$10,645	$9,826
Oct-16	$9,636	$10,451	$9,743
Nov-16	$9,830	$10,838	$9,886
Dec-16	$9,711	$11,052	$9,903
Jan-17	$9,862	$11,262	$9,987
Feb-17	$9,944	$11,709	$10,104
Mar-17	$9,920	$11,723	$10,171
Apr-17	$10,197	$11,843	$10,244
May-17	$10,472	$12,010	$10,185
Jun-17	$10,225	$12,085	$10,273
Jul-17	$10,217	$12,333	$10,363
Aug-17	$10,460	$12,371	$10,414
Sep-17	$10,398	$12,626	$10,603
Oct-17	$10,961	$12,921	$10,687
Nov-17	$11,170	$13,317	$10,780
Dec-17	$10,986	$13,465	$10,892
Jan-18	$11,447	$14,236	$11,263
Feb-18	$11,529	$13,711	$11,096
Mar-18	$11,243	$13,363	$11,020
Apr-18	$11,625	$13,414	$10,959
May-18	$11,807	$13,737	$10,991
Jun-18	$11,861	$13,822	$10,918
Jul-18	$11,594	$14,336	$10,997
Aug-18	$12,269	$14,803	$10,972
Sep-18	$12,418	$14,887	$10,794
Oct-18	$11,940	$13,870	$10,367
Nov-18	$11,795	$14,153	$10,302
Dec-18	$11,525	$12,875	$9,866
Jan-19	$11,193	$13,906	$10,253
Feb-19	$11,540	$14,353	$10,372
Mar-19	$11,665	$14,632	$10,454
Apr-19	$11,807	$15,224	$10,524
May-19	$11,890	$14,257	$10,312
Jun-19	$12,048	$15,262	$10,456
Jul-19	$12,207	$15,481	$10,567
Aug-19	$12,684	$15,236	$10,549
Sep-19	$12,132	$15,521	$10,642
Oct-19	$12,024	$15,857	$10,697
Nov-19	$12,122	$16,433	$10,792
Dec-19	$12,116	$16,928	$10,923
Jan-20	$12,014	$16,922	$10,887
Feb-20	$11,264	$15,529	$10,470
Mar-20	$11,033	$13,611	$9,467
Apr-20	$11,352	$15,356	$9,892
May-20	$11,212	$16,087	$10,013
Jun-20	$10,996	$16,407	$10,235
Jul-20	$11,332	$17,332	$10,319
Aug-20	$11,481	$18,578	$10,599
Sep-20	$11,362	$17,872	$10,601
Oct-20	$11,300	$17,397	$10,543
Nov-20	$12,090	$19,301	$11,028
Dec-20	$12,066	$20,043	$11,425
Jan-21	$11,737	$19,841	$11,306
Feb-21	$12,461	$20,388	$11,627
Mar-21	$13,088	$21,281	$11,728
Apr-21	$13,422	$22,416	$12,079
May-21	$14,192	$22,573	$12,181
Jun-21	$13,806	$23,100	$12,323
Jul-21	$14,648	$23,649	$12,380
Aug-21	$14,715	$24,368	$12,546
Sep-21	$14,509	$23,234	$12,481
Oct-21	$14,792	$24,862	$12,751
Nov-21	$15,413	$24,690	$12,598
Dec-21	$16,293	$25,797	$12,812
Jan-22	$16,302	$24,462	$12,541
Feb-22	$16,832	$23,729	$12,584
Mar-22	$17,692	$24,610	$12,774
Apr-22	$18,008	$22,464	$12,552
May-22	$18,711	$22,505	$12,458
Jun-22	$16,949	$20,648	$12,208
Jul-22	$17,109	$22,552	$12,354
Aug-22	$16,331	$21,632	$12,447
Sep-22	$15,746	$19,640	$12,198
Oct-22	$16,912	$21,230	$12,324
Nov-22	$17,282	$22,416	$12,413
Dec-22	$17,153	$21,125	$12,404
Jan-23	$15,714	$22,452	$12,598
Feb-23	$14,873	$21,904	$12,521
Mar-23	$14,665	$22,708	$12,503
Apr-23	$14,697	$23,063	$12,579
May-23	$13,709	$23,163	$12,612
Jun-23	$13,694	$24,693	$12,771
Jul-23	$13,422	$25,487	$12,862
Aug-23	$13,066	$25,081	$12,897
Sep-23	$13,213	$23,885	$12,798
Oct-23	$13,172	$23,383	$12,680
Nov-23	$13,846	$25,518	$13,051
Dec-23	$13,474	$26,678	$13,260
Jan-24	$13,997	$27,126	$13,347
Feb-24	$14,868	$28,574	$13,528
Mar-24	$14,958	$29,494	$13,711
Apr-24	$14,509	$28,289	$13,601
May-24	$15,188	$29,692	$13,771
Jun-24	$15,660	$30,757	$13,937
Jul-24	$14,952	$31,132	$14,035
Aug-24	$15,351	$31,887	$14,144
Sep-24	$15,261	$32,568	$14,251
Oct-24	$15,699	$32,272	$14,161
Nov-24	$16,351	$34,167	$14,349
Dec-24	$15,373	$33,352	$14,298
Jan-25	$16,025	$34,281	$14,599
Feb-25	$15,997	$33,834	$14,522
Mar-25	$16,177	$31,928	$14,329
Apr-25	$16,233	$31,711	$14,328
May-25	$16,239	$33,707	$14,706
Jun-25	$15,823	$35,421	$14,916
Jul-25	$15,564	$36,216	$15,033
Aug-25	$15,379	$36,950	$15,258
Sep-25	$15,829	$38,299	$15,480
Oct-25	$16,126	$39,196	$15,586

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Harbor Long-Short Equity ETF (Based on Net Asset Value)	2.72%	7.37%	4.89%
S&P 500 Index	21.45%	17.64%	14.64%
HFRX Equity Hedge Index	10.06%	8.13%	4.54%

Material Change Description [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Disciplined Alpha LLC

Performance Summary

The Fund returned 2.72% for the year ended October 31, 2025, while the HFRX Equity Hedge Index returned 10.06% during the same period.

Top contributors to absolute performance included:

• Security selection within the Information Technology, Health Care, and Energy sectors.

• Long positions including Applovin Corp., Palantir Technologies, Inc., and Warner Bros. Discovery, Inc.

Top detractors from absolute performance included:

• Security selection within the Materials, Consumer Discretionary, and Industrials sectors.

• Short positions including MP Materials Corp., Grocery Outlet Holding Corp., and Alphabet, Inc.

• Underweight in mega cap, high beta, overvalued companies (based on price-to-cash flow and price-to-sale ratios) held in the Russell 1000® Index.

AssetsNet		$ 20,089,000
Holdings Count | Holding		160
Advisory Fees Paid, Amount		$ 241,000
InvestmentCompanyPortfolioTurnover		308.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$20,089
Number of Investments (includes derivatives)	160
Total Net Advisory Fees Paid (in thousands)	$241
Portfolio Turnover Rate	308%

Holdings [Text Block]

Sector Allocation (% of Investments)

Health Care	23.1%
Information Technology	17.9%
Consumer Discretionary	14.2%
Communication Services	10.1%
Materials	8.0%
Utilities	6.4%
Energy	6.0%
Financials	5.3%
Industrials	5.1%
Consumer Staples	3.9%

Sector Allocation (% of Investments Sold Short)

Energy	25.2%
Consumer Discretionary	18.8%
Health Care	16.4%
Information Technology	14.2%
Industrials	9.3%
Materials	5.9%
Communication Services	5.0%
Utilities	3.0%
Consumer Staples	2.2%

C000233998
Shareholder Report [Line Items]
Fund Name		Harbor Long-Term Growers ETF
Trading Symbol		Ticker: WINN
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Long-Term Growers ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Long-Term Growers ETF	$64	0.57%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		0.57%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Fund returned 26.10% for the year ended October 31, 2025, while the Russell 1000® Growth Index and the S&P 500 Index returned 30.52% and 21.45%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Industrials and Consumer Staples sectors were strong contributors to relative performance. Within the Industrials sector, GE Aerospace, Boeing Co., and Uber Technologies, Inc. were among the top performers, while gains in the Consumer Staples sector were led by Walmart, Inc.

Top detractors from relative performance included:

• Positions in the Health Care, Consumer Discretionary, and Communication Services sectors. Within the Health Care sector, shares of Novo Nordisk AS and Vertex Pharmaceuticals, Inc. declined. In the Consumer Discretionary sector, a smaller position in Tesla, Inc. and weakness in Nike, Inc. detracted from results. The Communication Services sector was also held back by Trade Desk, Inc., which lost value during the period.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 1000® Growth Index
Jan-22	$10,000	$10,000	$10,000
Feb-22	$9,488	$9,544	$9,438
Mar-22	$9,840	$9,899	$9,807
Apr-22	$8,416	$9,036	$8,623
May-22	$7,961	$9,052	$8,422
Jun-22	$7,324	$8,305	$7,755
Jul-22	$8,302	$9,071	$8,686
Aug-22	$7,893	$8,701	$8,281
Sep-22	$7,174	$7,899	$7,476
Oct-22	$7,478	$8,539	$7,913
Nov-22	$7,733	$9,016	$8,274
Dec-22	$7,028	$8,497	$7,640
Jan-23	$7,779	$9,031	$8,277
Feb-23	$7,743	$8,810	$8,179
Mar-23	$8,344	$9,134	$8,738
Apr-23	$8,447	$9,276	$8,824
May-23	$8,965	$9,317	$9,226
Jun-23	$9,592	$9,932	$9,857
Jul-23	$9,892	$10,251	$10,189
Aug-23	$9,778	$10,088	$10,098
Sep-23	$9,245	$9,607	$9,549
Oct-23	$9,110	$9,405	$9,413
Nov-23	$10,255	$10,264	$10,439
Dec-23	$10,712	$10,730	$10,901
Jan-24	$11,152	$10,911	$11,173
Feb-24	$12,080	$11,493	$11,935
Mar-24	$12,142	$11,863	$12,145
Apr-24	$11,557	$11,378	$11,630
May-24	$12,272	$11,943	$12,327
Jun-24	$13,091	$12,371	$13,158
Jul-24	$12,697	$12,522	$12,934
Aug-24	$13,023	$12,826	$13,203
Sep-24	$13,277	$13,099	$13,577
Oct-24	$13,262	$12,981	$13,532
Nov-24	$14,039	$13,743	$14,410
Dec-24	$14,070	$13,415	$14,537
Jan-25	$14,485	$13,789	$14,825
Feb-25	$13,987	$13,609	$14,292
Mar-25	$12,650	$12,842	$13,088
Apr-25	$13,039	$12,755	$13,320
May-25	$14,179	$13,558	$14,499
Jun-25	$15,096	$14,247	$15,423
Jul-25	$15,464	$14,567	$16,005
Aug-25	$15,604	$14,862	$16,184
Sep-25	$16,138	$15,405	$17,044
Oct-25	$16,723	$15,765	$17,663

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 02/02/2022
Harbor Long-Term Growers ETF (Based on Net Asset Value)	26.10%	14.72%
S&P 500 Index	21.45%	12.92%
Russell 1000® Growth Index	30.52%	16.40%

Performance Inception Date		Feb. 02, 2022
AssetsNet		$ 1,101,315,000
Holdings Count | Holding		70
Advisory Fees Paid, Amount		$ 4,666,000
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$1,101,315
Number of Investments	70
Total Net Advisory Fees Paid (in thousands)	$4,666
Portfolio Turnover Rate	52%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	50.5%
Communication Services	14.6%
Consumer Discretionary	13.6%
Health Care	7.2%
Financials	5.1%
Industrials	4.8%
Consumer Staples	2.4%
Utilities	1.1%
Real Estate	0.4%
Energy	0.3%

C000259350
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Core ETF
Trading Symbol		Ticker: EPMB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Core ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Mid Cap Core ETF	$47	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 12.52% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell Midcap® Index returned 14.46% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Staples, Consumer Discretionary, and Industrials sectors.

• Positions in Woodward, Inc. and D.R. Horton Inc. Woodward, Inc.'s performance was supported by strength in its Aerospace segment driven by strong defense equipment and increased commercial aftermarket activity. D.R. Horton, Inc. delivered stronger home deliveries, better-than expected gross margins, and disciplined expense management.

Top detractors from relative performance included:

• Underexposure to high-performing artificial intelligence related sectors like Communication Services and Utilities.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell Midcap® Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,404	$10,563	$10,564
Jun-25	$10,787	$11,100	$10,958
Jul-25	$10,934	$11,349	$11,161
Aug-25	$11,292	$11,579	$11,440
Sep-25	$11,323	$12,002	$11,542
Oct-25	$11,252	$12,283	$11,446

Average Annual Return [Table Text Block]
AATR	Life of Fund 05/01/2025
Harbor Mid Cap Core ETF (Based on Net Asset Value)	12.52%
S&P 500 Index	22.83%
Russell Midcap® Index	14.46%

Performance Inception Date		May 01, 2025
AssetsNet		$ 3,900,000
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 17,000
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,900
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$17
Portfolio Turnover Rate	7%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	27.9%
Financials	17.0%
Information Technology	14.5%
Health Care	12.7%
Consumer Discretionary	8.8%
Real Estate	6.4%
Materials	6.2%
Energy	3.3%
Utilities	1.9%
Consumer Staples	1.3%

C000259351
Shareholder Report [Line Items]
Fund Name		Harbor Mid Cap Value ETF
Trading Symbol		Ticker: EPMV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Mid Cap Value ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Mid Cap Value ETF	$47	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 11.52% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell Midcap® Value Index returned 13.58% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Staples and Industrials sectors.

• Positions in D.R. Horton, Inc. and Huntington Ingalls Industries, Inc. D.R. Horton, Inc.’s performance was supported by stronger home deliveries, better-than-expected gross margins, and disciplined expense management. Additionally, sales trends improved relative to normal seasonality, aided by targeted incentives. Huntington Ingalls Industries, Inc.'s performance was supported by effective cost control leading to expanded operating margins.

Top detractors from relative performance included:

• Underexposure to high-performing sectors like Industrials and Communication Services.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell Midcap® Value Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,492	$10,563	$10,439
Jun-25	$10,944	$11,100	$10,806
Jul-25	$11,168	$11,349	$10,999
Aug-25	$11,523	$11,579	$11,329
Sep-25	$11,411	$12,002	$11,473
Oct-25	$11,152	$12,283	$11,358

Average Annual Return [Table Text Block]
AATR	Life of Fund 05/01/2025
Harbor Mid Cap Value ETF (Based on Net Asset Value)	11.52%
S&P 500 Index	22.83%
Russell Midcap® Value Index	13.58%

Performance Inception Date		May 01, 2025
AssetsNet		$ 3,844,000
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 17,000
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,844
Number of Investments	60
Total Net Advisory Fees Paid (in thousands)	$17
Portfolio Turnover Rate	5%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Financials	22.5%
Industrials	20.2%
Information Technology	13.9%
Consumer Discretionary	13.0%
Real Estate	8.0%
Materials	7.0%
Health Care	6.7%
Energy	4.1%
Utilities	3.3%
Consumer Staples	1.3%

C000243340
Shareholder Report [Line Items]
Fund Name		Harbor Multi-Asset Explorer ETF (Consolidated)
Trading Symbol		Ticker: MAPP
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Multi-Asset Explorer ETF (Consolidated) ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Multi-Asset Explorer ETF (Consolidated)	$76	0.70%

Expenses Paid, Amount		$ 76
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Performance Summary

The Fund returned 17.55% for the year ended October 31, 2025, while the ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index returned 4.43% during the same period.

Top contributors to absolute performance included:

• Positions in the iShares Core S&P 500 ETF, iShares MSCI Emerging Markets ETF, Goldman Sachs Physical Gold ETF, and Vanguard FTSE Europe ETF.

Top detractors from absolute performance included:

• Positions in the SPDR Gold Shares as it was held for only a short period, iShares 20+ Year Treasury Bond ETF, Invesco QQQ Trust, and iShares J.P. Morgan EM Local Currency Bond ETF.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index
Aug-23	$10,000	$10,000	$10,000
Sep-23	$9,705	$9,605	$10,026
Oct-23	$9,530	$9,403	$10,071
Nov-23	$10,125	$10,262	$10,116
Dec-23	$10,465	$10,728	$10,163
Jan-24	$10,511	$10,909	$10,208
Feb-24	$10,815	$11,491	$10,251
Mar-24	$11,175	$11,861	$10,297
Apr-24	$10,871	$11,376	$10,342
May-24	$11,283	$11,940	$10,392
Jun-24	$11,411	$12,369	$10,435
Jul-24	$11,627	$12,519	$10,482
Aug-24	$11,879	$12,823	$10,533
Sep-24	$12,105	$13,097	$10,577
Oct-24	$11,925	$12,978	$10,619
Nov-24	$12,306	$13,740	$10,660
Dec-24	$11,964	$13,413	$10,703
Jan-25	$12,349	$13,786	$10,742
Feb-25	$12,428	$13,606	$10,777
Mar-25	$12,112	$12,840	$10,814
Apr-25	$12,117	$12,752	$10,852
May-25	$12,491	$13,555	$10,892
Jun-25	$12,939	$14,244	$10,929
Jul-25	$12,970	$14,564	$10,969
Aug-25	$13,323	$14,859	$11,011
Sep-25	$13,808	$15,402	$11,049
Oct-25	$14,018	$15,762	$11,089

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 09/13/2023
Harbor Multi-Asset Explorer ETF (Consolidated) (Based on Net Asset Value)	17.55%	17.15%
S&P 500 Index	21.45%	23.76%
ICE BofA 0-3 Month U.S. Treasury Bill Total Return Index	4.43%	4.96%

Performance Inception Date		Sep. 13, 2023
Material Change Date	Nov. 01, 2024
AssetsNet		$ 7,987,000
Holdings Count | Holding		17
Advisory Fees Paid, Amount		$ 38,000
InvestmentCompanyPortfolioTurnover		155.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$7,987
Number of Investments	17
Total Net Advisory Fees Paid (in thousands)	$38
Portfolio Turnover Rate	155%

Holdings [Text Block]

Investment Allocation (% of Investments)

Value	Value
Equity Funds	72.1%
Fixed Income Funds	21.5%
Commodity Funds	6.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

Effective January 28, 2025, the Fund may invest up to 25% of its total assets, as determined at the end of each fiscal quarter, in a wholly owned and controlled subsidiary, Harbor Cayman Multi-Asset Ltd, in order to facilitate the Fund’s exposure to commodities.

Material Fund Change Strategies [Text Block]

Effective January 28, 2025, the Fund may invest up to 25% of its total assets, as determined at the end of each fiscal quarter, in a wholly owned and controlled subsidiary, Harbor Cayman Multi-Asset Ltd, in order to facilitate the Fund’s exposure to commodities.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.harborcapital.com/documents/fund or upon request by contacting us at 800-422-1050.

C000255316
Shareholder Report [Line Items]
Fund Name		Harbor Osmosis Emerging Markets Resource Efficient ETF
Trading Symbol		Ticker: EFFE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Osmosis Emerging Markets Resource Efficient ETF ("Fund") for the period of December 18, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis Emerging Markets Resource Efficient ETF	$67	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Osmosis Investment Management US LLC

Performance Summary

The Fund returned 21.95% since inception on December 18, 2024 through the period ended October 31, 2025, while the MSCI Emerging Markets (ND) Index returned 30.55% during the same period.

Top contributors to relative performance included:

• Security selection within the Industrials and Communications Services sectors.

• Positions in Sungrow Power Supply Co Ltd., Tim S.A., Tencent Music Entertainment Group, Global Unichip Corp and Xiaomi Corp.

• An overweight position in Sungrow Power Supply Co. drove performance due to Chinese government's plans to collaborate with Shanghai Cooperation Organization members to boost renewable energy capacity. The policy support drove strong gains across the Industrials sector.

• An overweight position in Tim S.A. also added to performance, with strong results and growth over the year driving the share price. Brazil, which is a large market for the company, saw strong growth and rollout of 5G telecommunication capabilities.

Top detractors from relative performance included:

• Security selection within the Information Technology sector.

• Positions in SK Hynix Inc., Samsung Electronics Co. Ltd., Alibaba Group Holding Ltd, Tencent Holdings Ltd., and Taiwan Semiconductor Manufacturing Co. Ltd.

• An underweight position in Taiwan Semiconductor Manufacturing Co. detracted from relative performance, as the stock rallied sharply on renewed optimism surrounding artificial intelligence (“AI”) demand and robust projections for semiconductor growth in the near term.

• An underweight position in Alibaba Group Holding Ltd. also weighed on returns, with the company’s strong performance driven by accelerating growth in its cloud and AI segments. Broader strength across Chinese technology equities further supported the rally in Alibaba Group Holding Ltd shares.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	MSCI Emerging Markets (ND) Index
Nov-24	$10,000	$10,000
Dec-24	$9,910	$9,826
Jan-25	$10,070	$10,001
Feb-25	$10,205	$10,050
Mar-25	$10,265	$10,113
Apr-25	$10,357	$10,246
May-25	$10,730	$10,683
Jun-25	$11,295	$11,326
Jul-25	$11,410	$11,546
Aug-25	$11,605	$11,695
Sep-25	$11,935	$12,531
Oct-25	$12,195	$13,055

Average Annual Return [Table Text Block]
AATR	Life of Fund 12/18/2024
Harbor Osmosis Emerging Markets Resource Efficient ETF (Based on Net Asset Value)	21.95%
MSCI Emerging Markets (ND) Index	30.55%

Performance Inception Date		Dec. 18, 2024
AssetsNet		$ 126,207,000
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 579,000
InvestmentCompanyPortfolioTurnover		123.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$126,207
Number of Investments	75
Total Net Advisory Fees Paid (in thousands)	$579
Portfolio Turnover Rate	123%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Pacific Basin	65.3%
South Asia	16.2%
Middle East/Central Asia	6.2%
Latin America	3.9%
Africa	3.4%
Europe	2.3%
North America	1.9%
South America	0.8%

Country Breakdown (% of Investments)

China	28.4%
Taiwan	20.8%
India	16.2%
South Korea	12.5%
Brazil	3.9%
Saudi Arabia	3.3%
South Africa	3.3%
Mexico	1.8%
United Arab Emirates	1.4%
Malaysia	1.2%
Others	7.2%

C000255317
Shareholder Report [Line Items]
Fund Name		Harbor Osmosis International Resource Efficient ETF
Trading Symbol		Ticker: EFFI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Osmosis International Resource Efficient ETF ("Fund") for the period of December 11, 2024 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Osmosis International Resource Efficient ETF	$55	0.55%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 55
Expense Ratio, Percent		0.55%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Osmosis Investment Management US LLC

Performance Summary

The Fund returned 23.33% since inception on December 11, 2024 through the period ended October 31, 2025, while the MSCI World Ex. US (ND) Index (the "Index") returned 22.44% during the same period.

Top contributors to relative performance included:

• Security selection within the Industrials and Communication Services sectors.

• Positions in Brambles Limited, BlueScope Steel Limited, Medibank Private Limited, CSL Limited, Suncorp Group Limited. Brambles Limited’s share price rose due to improved margins and strong cash flow outlook, and BlueScope Steel Limited’s share price rose due to a favorable outlook for the Australian steel market.

Top detractors from relative performance included:

• Security selection within the Information Technology and Materials sectors.

• Positions in Glencore PLC, Advantest Corp., Orsted AS, HSBC Holdings PLC, and ASML Holding NV. Glencore PLC fell short of expectations with respect to its 2024 earnings, with a 16% drop in earnings compared to the prior year, and this trend continued into 2025. A slight underweight position in Advantest Corp. compared to the Index as the security had experienced a significant year to date increase in price and a positive performance due to growing demand for its semiconductor-tester equipment, resulting in higher sales and margins.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	MSCI World Ex. US (ND) Index
Nov-24	$10,000	$10,000
Dec-24	$9,669	$9,664
Jan-25	$10,061	$10,145
Feb-25	$10,341	$10,323
Mar-25	$10,188	$10,264
Apr-25	$10,830	$10,731
May-25	$11,289	$11,236
Jun-25	$11,696	$11,500
Jul-25	$11,482	$11,361
Aug-25	$12,129	$11,861
Sep-25	$12,043	$12,113
Oct-25	$12,333	$12,244

Average Annual Return [Table Text Block]
AATR	Life of Fund 12/11/2024
Harbor Osmosis International Resource Efficient ETF (Based on Net Asset Value)	23.33%
MSCI World Ex. US (ND) Index	22.44%

Performance Inception Date		Dec. 11, 2024
AssetsNet		$ 134,375,000
Holdings Count | Holding		74
Advisory Fees Paid, Amount		$ 557,000
InvestmentCompanyPortfolioTurnover		52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$134,375
Number of Investments	74
Total Net Advisory Fees Paid (in thousands)	$557
Portfolio Turnover Rate	52%

Holdings [Text Block]

Region Breakdown (% of Investments)

Value	Value
Europe	52.4%
Pacific Basin	31.6%
North America	14.1%
Middle East/Central Asia	1.9%

Country Breakdown (% of Investments)

Japan	21.2%
Canada	12.9%
United Kingdom	12.1%
France	8.6%
Germany	7.7%
Australia	6.8%
Switzerland	5.9%
Sweden	4.2%
Italy	3.8%
Ireland	3.2%
Others	13.6%

C000254050
Shareholder Report [Line Items]
Fund Name		Harbor PanAgora Dynamic Large Cap Core ETF
Trading Symbol		Ticker: INFO
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor PanAgora Dynamic Large Cap Core ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor PanAgora Dynamic Large Cap Core ETF	$39	0.35%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: PanAgora Asset Management, Inc.

Performance Summary

The Fund returned 23.40% for the year ended October 31, 2025, while the S&P 500 Index returned 21.45% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary and Health Care sectors.

• In the Health Care sector, an underweight position in UnitedHealth Group Inc, an insurance company, as its share price declined largely due to rising medical costs, weaker profit guidance, U.S. Department of Justice investigations into Medicare practices, leadership changes, and overall sector pressure.

• In the Consumer Discretionary sector, an underweight position in Home Depot Inc., a home improvement retailer, as the company saw its stock decline over the past year due to higher interest and mortgage rates reducing renovation demand, weaker same-store sales, and cautious consumer spending. Slower earnings growth also pressured investor sentiment in the Consumer Discretionary sector amid a challenging housing and retail environment.

Top detractors from relative performance included:

• Underexposure to high-performing names in the Information Technology sector.

• Underweight position in Palantir Technologies Inc (“Palantir”), a software company specializing in large-scale data analytics and artificial intelligence (“AI”) platforms. Palantir’s share price rose significantly as the company capitalized on surging global demand for AI-driven solutions. Strong revenue growth, expanding commercial contracts beyond its traditional government clients, and multiple high-profile deals reinforced investor confidence.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index
Sep-24	$10,000	$10,000
Oct-24	$9,846	$9,855
Nov-24	$10,432	$10,434
Dec-24	$10,220	$10,185
Jan-25	$10,518	$10,469
Feb-25	$10,305	$10,332
Mar-25	$9,658	$9,750
Apr-25	$9,673	$9,684
May-25	$10,384	$10,293
Jun-25	$10,901	$10,817
Jul-25	$11,160	$11,060
Aug-25	$11,423	$11,284
Sep-25	$11,856	$11,696
Oct-25	$12,150	$11,970

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 10/09/2024
Harbor PanAgora Dynamic Large Cap Core ETF (Based on Net Asset Value)	23.40%	20.10%
S&P 500 Index	21.45%	18.43%

Performance Inception Date		Oct. 09, 2024
AssetsNet		$ 623,670,000
Holdings Count | Holding		117
Advisory Fees Paid, Amount		$ 680,000
InvestmentCompanyPortfolioTurnover		53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$623,670
Number of Investments	117
Total Net Advisory Fees Paid (in thousands)	$680
Portfolio Turnover Rate	53%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	36.5%
Financials	14.1%
Communication Services	9.6%
Consumer Discretionary	9.4%
Industrials	8.5%
Health Care	8.4%
Consumer Staples	4.6%
Utilities	3.3%
Materials	2.7%
Energy	2.1%
Real Estate	0.8%

C000228888
Shareholder Report [Line Items]
Fund Name		Harbor Scientific Alpha High-Yield ETF
Trading Symbol		Ticker: SIHY
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Scientific Alpha High-Yield ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha High-Yield ETF	$50	0.48%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Fund returned 8.01% for the year ended October 31, 2025, while the ICE BofA U.S. High Yield Index returned 8.03% during the same period.

Top contributors to relative performance included:

• Security selection within the Communications, Consumer Cyclicals, and Consumer Non-Cyclicals sectors.

Top detractors from relative performance included:

• Security selection within the Energy sector.

• Sector positioning driven by an overweight exposure to Energy and underweight exposure to the Communications sector.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Index
Aug-21	$10,000	$10,000	$10,000
Sep-21	$9,946	$9,879	$9,958
Oct-21	$9,928	$9,876	$9,940
Nov-21	$9,811	$9,905	$9,838
Dec-21	$10,002	$9,880	$10,023
Jan-22	$9,738	$9,667	$9,748
Feb-22	$9,654	$9,559	$9,660
Mar-22	$9,600	$9,293	$9,571
Apr-22	$9,330	$8,941	$9,223
May-22	$9,373	$8,998	$9,246
Jun-22	$8,786	$8,857	$8,616
Jul-22	$9,251	$9,074	$9,135
Aug-22	$9,075	$8,817	$8,916
Sep-22	$8,748	$8,436	$8,558
Oct-22	$8,985	$8,327	$8,801
Nov-22	$9,179	$8,633	$8,966
Dec-22	$9,213	$8,594	$8,899
Jan-23	$9,532	$8,859	$9,247
Feb-23	$9,459	$8,630	$9,127
Mar-23	$9,522	$8,849	$9,230
Apr-23	$9,659	$8,903	$9,319
May-23	$9,512	$8,806	$9,230
Jun-23	$9,631	$8,774	$9,381
Jul-23	$9,797	$8,768	$9,514
Aug-23	$9,838	$8,712	$9,541
Sep-23	$9,713	$8,491	$9,430
Oct-23	$9,621	$8,357	$9,314
Nov-23	$10,077	$8,735	$9,737
Dec-23	$10,474	$9,070	$10,096
Jan-24	$10,494	$9,045	$10,098
Feb-24	$10,472	$8,917	$10,128
Mar-24	$10,619	$8,999	$10,249
Apr-24	$10,513	$8,772	$10,146
May-24	$10,670	$8,921	$10,261
Jun-24	$10,781	$9,005	$10,360
Jul-24	$10,991	$9,215	$10,564
Aug-24	$11,159	$9,348	$10,732
Sep-24	$11,312	$9,473	$10,907
Oct-24	$11,240	$9,238	$10,847
Nov-24	$11,408	$9,336	$10,971
Dec-24	$11,366	$9,183	$10,924
Jan-25	$11,504	$9,232	$11,075
Feb-25	$11,582	$9,435	$11,147
Mar-25	$11,430	$9,438	$11,027
Apr-25	$11,390	$9,475	$11,028
May-25	$11,561	$9,408	$11,213
Jun-25	$11,796	$9,552	$11,421
Jul-25	$11,835	$9,527	$11,467
Aug-25	$11,991	$9,641	$11,607
Sep-25	$12,114	$9,746	$11,695
Oct-25	$12,140	$9,807	$11,718

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 09/14/2021
Harbor Scientific Alpha High-Yield ETF (Based on Net Asset Value)	8.01%	4.81%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.47%
ICE BofA U.S. High Yield Index	8.03%	3.91%

Performance Inception Date		Sep. 14, 2021
AssetsNet		$ 163,063,000
Holdings Count | Holding		302
Advisory Fees Paid, Amount		$ 787,000
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$163,063
Number of Investments	302
Total Net Advisory Fees Paid (in thousands)	$787
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	27.0%
Industrials	15.5%
Energy	13.9%
Financials	8.5%
Communication Services	7.8%
Consumer Staples	7.4%
Information Technology	7.3%
Materials	6.5%
Utilities	3.5%
Health Care	1.9%
Real Estate	0.7%

C000228889
Shareholder Report [Line Items]
Fund Name		Harbor Scientific Alpha Income ETF
Trading Symbol		Ticker: SIFI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Scientific Alpha Income ETF ("Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Harbor Scientific Alpha Income ETF	$52	0.50%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: BlueCove Limited

Performance Summary

The Fund returned 7.84% for the year ended October 31, 2025, while the Bloomberg U.S. Aggregate Bond Index returned 6.16% during the same period.

Top contributors to absolute performance included:

• Positive carry associated with rates and credit positioning.

• A long interest rate position in the U.S. yield curve with a preference for the short end as yields dropped.

• Positioning within the Communications, Consumer Cyclicals, and Consumer Non-Cyclicals sectors.

Top detractors from absolute performance included:

• Positioning within the Energy sector.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	Bloomberg U.S. Aggregate Bond Index
Aug-21	$10,000	$10,000
Sep-21	$9,888	$9,879
Oct-21	$9,820	$9,876
Nov-21	$9,759	$9,905
Dec-21	$9,885	$9,880
Jan-22	$9,534	$9,667
Feb-22	$9,398	$9,559
Mar-22	$9,229	$9,293
Apr-22	$8,921	$8,941
May-22	$8,975	$8,998
Jun-22	$8,676	$8,857
Jul-22	$8,954	$9,074
Aug-22	$8,810	$8,817
Sep-22	$8,565	$8,436
Oct-22	$8,639	$8,327
Nov-22	$8,815	$8,633
Dec-22	$8,813	$8,594
Jan-23	$9,043	$8,859
Feb-23	$8,960	$8,630
Mar-23	$9,023	$8,849
Apr-23	$9,121	$8,903
May-23	$9,010	$8,806
Jun-23	$9,005	$8,774
Jul-23	$9,109	$8,768
Aug-23	$9,129	$8,712
Sep-23	$9,039	$8,491
Oct-23	$8,975	$8,357
Nov-23	$9,326	$8,735
Dec-23	$9,651	$9,070
Jan-24	$9,673	$9,045
Feb-24	$9,575	$8,917
Mar-24	$9,667	$8,999
Apr-24	$9,549	$8,772
May-24	$9,669	$8,921
Jun-24	$9,783	$9,005
Jul-24	$9,955	$9,215
Aug-24	$10,102	$9,348
Sep-24	$10,211	$9,473
Oct-24	$10,084	$9,238
Nov-24	$10,194	$9,336
Dec-24	$10,119	$9,183
Jan-25	$10,213	$9,232
Feb-25	$10,353	$9,435
Mar-25	$10,296	$9,438
Apr-25	$10,312	$9,475
May-25	$10,368	$9,408
Jun-25	$10,593	$9,552
Jul-25	$10,569	$9,527
Aug-25	$10,752	$9,641
Sep-25	$10,844	$9,746
Oct-25	$10,875	$9,807

Average Annual Return [Table Text Block]
AATR	1 Year	Life of Fund 09/14/2021
Harbor Scientific Alpha Income ETF (Based on Net Asset Value)	7.84%	2.05%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.47%

Performance Inception Date		Sep. 14, 2021
AssetsNet		$ 34,408,000
Holdings Count | Holding		192
Advisory Fees Paid, Amount		$ 169,000
InvestmentCompanyPortfolioTurnover		59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$34,408
Number of Investments (includes derivatives)	192
Total Net Advisory Fees Paid (in thousands)	$169
Portfolio Turnover Rate	59%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Consumer Discretionary	19.2%
Information Technology	16.5%
Industrials	15.6%
Energy	12.7%
Communication Services	10.6%
Consumer Staples	8.7%
Materials	6.6%
Financials	5.7%
Utilities	2.3%
Health Care	2.1%

C000259352
Shareholder Report [Line Items]
Fund Name		Harbor SMID Cap Core ETF
Trading Symbol		Ticker: EPSB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor SMID Cap Core ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor SMID Cap Core ETF	$47	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 12.92% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell 2500® Index returned 21.20% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Discretionary and Real Estate sectors.

• Positions in Woodward Inc. and Papa John's International, Inc. Woodward, Inc.'s performance was supported by strength in its Aerospace segment driven by strong defense equipment and increased commercial aftermarket activity. Papa John's performance was supported by increased pizza order volumes, a growing loyalty base, and better-than-expected positioning in an assumed value-driven market.

Top detractors from relative performance included:

• Underexposure to the Energy sector.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2500® Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,515	$10,563	$10,558
Jun-25	$10,858	$11,100	$11,045
Jul-25	$11,029	$11,349	$11,258
Aug-25	$11,413	$11,579	$11,849
Sep-25	$11,473	$12,002	$12,039
Oct-25	$11,292	$12,283	$12,120

Average Annual Return [Table Text Block]
AATR	Life of Fund 05/01/2025
Harbor SMID Cap Core ETF (Based on Net Asset Value)	12.92%
S&P 500 Index	22.83%
Russell 2500® Index	21.20%

Performance Inception Date		May 01, 2025
AssetsNet		$ 3,358,000
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 14,000
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$3,358
Number of Investments	56
Total Net Advisory Fees Paid (in thousands)	$14
Portfolio Turnover Rate	6%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	30.6%
Information Technology	16.1%
Financials	15.8%
Health Care	10.1%
Real Estate	7.4%
Materials	7.2%
Consumer Discretionary	6.9%
Utilities	3.4%
Energy	2.5%

C000259353
Shareholder Report [Line Items]
Fund Name		Harbor SMID Cap Value ETF
Trading Symbol		Ticker: EPSV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor SMID Cap Value ETF ("Fund") for the period of May 1, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor SMID Cap Value ETF	$48	0.88%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: EARNEST Partners LLC

Performance Summary

The Fund returned 19.63% since inception on May 1, 2025 through the period ended October 31, 2025, while the Russell 2500® Value Index returned 18.86% during the same period.

Top contributors to relative performance included:

• Security selection within the Consumer Staples and Real Estate sectors.

• Positions in Wolverine World Wide, Inc. and Sanmina Corp. Wolverine World Wide, Inc.’s performance was supported by gross margin expansion, driven by stronger sales mix, lower promotional activity, and supply chain efficiencies. Sanmina Corp.’s performance was driven by gross margin expansion from a favorable product mix and operational efficiencies.

Top detractors from relative performance included:

• Underexposure to the Health Care sector.

• A position in Synopsys, Inc., which faced a temporary disruption from U.S. export restrictions on China and delays tied to Intel Corp.’s new foundry launch.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Russell 2500® Value Index
Apr-25	$10,000	$10,000	$10,000
May-25	$10,621	$10,563	$10,540
Jun-25	$11,125	$11,100	$11,017
Jul-25	$11,403	$11,349	$11,208
Aug-25	$11,988	$11,579	$11,796
Sep-25	$11,968	$12,002	$11,917
Oct-25	$11,963	$12,283	$11,886

Average Annual Return [Table Text Block]
AATR	Life of Fund 05/01/2025
Harbor SMID Cap Value ETF (Based on Net Asset Value)	19.63%
S&P 500 Index	22.83%
Russell 2500® Value Index	18.86%

Performance Inception Date		May 01, 2025
AssetsNet		$ 4,149,000
Holdings Count | Holding		59
Advisory Fees Paid, Amount		$ 17,000
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$4,149
Number of Investments	59
Total Net Advisory Fees Paid (in thousands)	$17
Portfolio Turnover Rate	9%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Industrials	24.6%
Financials	20.8%
Information Technology	18.5%
Real Estate	9.8%
Materials	5.8%
Consumer Discretionary	5.2%
Energy	5.2%
Consumer Staples	4.3%
Utilities	4.0%
Health Care	1.8%

C000259354
Shareholder Report [Line Items]
Fund Name		Harbor Transformative Technologies ETF
Trading Symbol		Ticker: TEC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Harbor Transformative Technologies ETF ("Fund") for the period of April 16, 2025 (commencement of operations) to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.harborcapital.com/documents/fund. You can also request this information by contacting us at 800-422-1050.
Additional Information Phone Number		800-422-1050
Additional Information Website		www.harborcapital.com/documents/fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Harbor Transformative Technologies ETF	$47	0.69%
Footnote	Description
Footnote*	The Fund has less than one year of operations. Expenses would be higher if the Fund operated for a full year.
Footnote†	Annualized

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

Management's Discussion of Fund Performance

Subadvisor: Jennison Associates LLC

Performance Summary

The Fund returned 50.92% since inception on April 16, 2025 through the period ended October 31, 2025, while the Nasdaq 100 Total Return Index and the S&P 500 Index returned 42.14% and 30.51%, respectively, during the same period.

Top contributors to relative performance included:

• Positions in the Semiconductors, Communications Equipment, and IT Services sectors. Within the Semiconductors sector, Taiwan Semiconductor Manufacturing Co. Ltd., Lam Research Corp, and Impinj, Inc. were among the top performers, while Arista Networks, Inc. drove strong results in the Communication Equipment sector.

Top detractors from relative performance included:

• Positions in the Software sector, driven by weak performance in HubSpot, Inc., ServiceNow, Inc., Monday.com Ltd. and Salesforce, Inc.

Line Graph [Table Text Block]
	ETF (based on Net Asset Value)	S&P 500 Index	Nasdaq 100 Total Return Index
Mar-25	$10,000	$10,000	$10,000
Apr-25	$10,896	$10,559	$10,721
May-25	$12,073	$11,223	$11,700
Jun-25	$12,856	$11,794	$12,442
Jul-25	$13,147	$12,059	$12,742
Aug-25	$13,265	$12,303	$12,860
Sep-25	$14,161	$12,752	$13,563
Oct-25	$15,092	$13,051	$14,214

Average Annual Return [Table Text Block]
AATR	Life of Fund 04/16/2025
Harbor Transformative Technologies ETF (Based on Net Asset Value)	50.92%
S&P 500 Index	30.51%
Nasdaq 100 Total Return Index	42.14%

Performance Inception Date		Apr. 16, 2025
AssetsNet		$ 5,899,000
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 19,000
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets (in thousands)	$5,899
Number of Investments	45
Total Net Advisory Fees Paid (in thousands)	$19
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Allocation (% of Investments)

Value	Value
Information Technology	71.2%
Communication Services	11.2%
Consumer Discretionary	8.7%
Health Care	5.4%
Utilities	1.6%
Financials	1.1%
Industrials	0.8%